Schedule of Other Current Assets (Parenthetical) (Detail) - USD ($) $ in Millions	Apr. 30, 2018	Dec. 31, 2017
Scenario, Forecast | Former CEO
Payment advances of lump sum benefit	$ 9.6
Rabbi Trust
Investments liquidation value		$ 8.9